Note 11 - Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
11.	Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to six floating-to-fixed interest rate swaps with various major financial institutions covering notional amounts aggregating approximately $124,869,347 at December 31, 2012 (2011: $142,500,000) pursuant to which it pays fixed rates ranging from 2.77% to 4.73% and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately 0.48% at December 31, 2012). These agreements contain no leverage features and have maturity dates ranging from February 2013 to March 2016.  The Company had derivatives that qualified for hedge accounting up to October 1, 2009, subsequent to which the Company discontinued hedge accounting. In accordance with ASC 815-30-40 the unrealized results accumulated in "Accumulated other comprehensive income" for previously designated cash flow hedges, are being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings.

The Company enters into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. On August 5, 2008, the Company entered into a series of foreign currency forward contracts to hedge part of its exposure to fluctuations of its anticipated cash payments in Japanese Yen relating to certain vessels under construction described in note 5. Under the contracts the Company converted U.S. dollars to approximately JPY5.4 billion of cash outflows at various dates through 2011. As of and for the year ended December 31, 2012, there were no such contracts.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of income or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

Tabular disclosure of financial instruments is as follows:

		December 31,
		2011		2012
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives

Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	—	—	539,904
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	9,401,798	—	5,409,337
Total derivatives not designated as hedging instruments		—	9,401,798	—	5,949,241

The effect of derivative instruments on the consolidated statements of income for the years ended December 31, 2010, 2011 and 2012 is as follows:

		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2010	2011	2012

Interest Rate Swap — Reclassification from OCI	Loss on derivatives	(481,515)	(527,627)	54,340
Interest Rate Swap — Change in Fair Value	Loss on derivatives	(1,274,421)	2,200,415	3,452,556
Interest Rate Swap — Realized loss	Loss on derivatives	(6,087,631)	(5,497,478)	(4,593,154)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	1,771,929	(5,407,633)	—
Foreign Currency Contract — Realized gain	Loss on derivatives	—	6,300,919	—
Total loss on derivatives		(6,071,638)	(2,931,404)	(1,086,258)

During the year ended December 31, 2012 the gain transferred from accumulated other comprehensive income to the statement of income was $54,340 and during the years ended December 31, 2010 and 2011, the losses transferred from accumulated other comprehensive income to the statement of income were $481,515 and $527,627, respectively. The estimated net amount of existing gains at December 31, 2012, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $7,550.

Fair Value of Financial Instruments and Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short term nature of these financial instruments. The fair value of long term bank loans bearing interest at variable interest rates approximates the recorded values. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the credit facilities. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.

Fair Value Disclosures: The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2011:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(9,401,798)	—	(9,401,798)	—
Total	(9,401,798)	—	(9,401,798)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2012:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(5,949,241)	—	(5,949,241)	—
Total	(5,941,241)	—	(5,941,241)	—